UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2007
                                                   -----------------------------

Check here if Amendment  [   ]; Amendment Number:  _____
         This Amendment  (Check only one.):      [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                       ----------------------------
Address:               Wallace R. Weitz & Co.
                       ----------------------------
                       One Pacific Place, Suite 600
                       ----------------------------
                       1125 South 103 Street
                       ----------------------------
                       Omaha, Nebraska  68124-6008
                       ----------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                       ----------------
Title:                 President
                       ----------------
Phone:                 402-391-1980
                       ----------------

Signature, Place, and Date of Signing:

/s/ Wallace R. Weitz           Omaha, Nebraska               February 5, 2008
--------------------           ---------------
Signature                      City, State                   Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                             0
                                                               -

Form 13F Information Table Entry Total:                       51
                                                              --

Form 13F Information Table Value Total:               $4,039,253
                                                      ----------
                                                      (thousands)

List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                      31-Dec-07
13F FILE NO. 28-3062
                                                FORM 13F INFORMATION TABLE

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
----------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7  COLUMN 8
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                                                              VALUE      SHRS OR   SH/ PUT/ INVESTMENT    OTHER     VOTING
         NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION   MANAGERS  AUTHORITY
----------------------------------------------------------------------------------------------------------------------------

COVIDIEN LTD                     COM            G2552X108        93,718  2,116,000 SH         Sole        N/A      Shared
TYCO INTL LTD BERMUDA            SHS            G9143X208        85,257  2,150,250 SH         Sole        N/A      Shared
AMERICAN EXPRESS CO              COM            025816109       152,631  2,934,086 SH         Sole        N/A      Shared
AMERICAN INTL GROUP INC          COM            026874107       249,642  4,282,023 SH         Sole        N/A      Shared
BEACON ROOFING SUPPLY INC        COM            073685109         4,873    578,792 SH         Sole        N/A      Shared
BED BATH & BEYOND INC            COM            075896100        36,709  1,249,037 SH         Sole        N/A       Sole
BERKSHIRE HATHAWAY INC DEL       CL A           084670108       117,103        827 SH         Sole        N/A      Shared
BERKSHIRE HATHAWAY INC DEL       CL B           084670207       373,784     78,924 SH         Sole        N/A       Sole
BIMINI CAPITAL MANAGEMENT        COM            090319104           175    700,000 SH         Sole        N/A       Sole
CBRE REALTY FINANCE INC          COM            12498B307        13,286  2,488,100 SH         Sole        N/A      Shared
CABELAS INC                      COM            126804301        58,967  3,912,865 SH         Sole        N/A      Shared
CARTER INC                       COM            146229109            99      5,110 SH         Sole        N/A       Sole
CEMEX SAB DE CV                  SPON ADR NEW   151290889           595     23,000 SH         Sole        N/A       Sole
CITIGROUP INC                    COM            172967101           442     15,000 SH         Sole        N/A       Sole
COINSTAR INC                     COM            19259P300        42,947  1,525,641 SH         Sole        N/A      Shared
COMCAST CORP NEW                 CL A           20030N101       110,305  6,040,790 SH         Sole        N/A       Sole
COMCAST CORP NEW                 CL A SPL       20030N200         6,924    382,097 SH         Sole        N/A      Shared
CONVERA CORP                     CL A           211919105         1,856    670,000 SH         Sole        N/A       Sole
CUMULUS MEDIA INC                CL A           231082108        17,505  2,177,218 SH         Sole        N/A       Sole
DAILY JOURNAL CORP               COM            233912104         4,699    116,000 SH         Sole        N/A       Sole
DELL INC                         COM            24702R101       130,125  5,309,053 SH         Sole        N/A      Shared
DIAGEO P L C                     SPON ADR NEW   25243Q205           644      7,500 SH         Sole        N/A       Sole
EAGLE MATERIALS INC              COM            26969P108         4,436    125,015 SH         Sole        N/A       Sole
FEDERAL HOME LN MTG CORP         COM            313400301        28,925    849,000 SH         Sole        N/A      Shared
FEDERAL NATL MTG ASSN            COM            313586109       162,005  4,052,160 SH         Sole        N/A      Shared
IAC INTERACTIVECORP              COM NEW        44919P300        71,548  2,657,800 SH         Sole        N/A       Sole
INTELLIGENT SYS CORP NEW         COM            45816D100         2,961    883,999 SH         Sole        N/A       Sole
LABORATORY CORP AMER HLDGS       COM NEW        50540R409           793     10,500 SH         Sole        N/A       Sole
LEAP WIRELESS INTL INC           COM NEW        521863308           136      2,920 SH         Sole        N/A       Sole
LIBERTY GLOBAL INC               COM SER C      530555309       141,664  3,871,660 SH         Sole        N/A      Shared
LIBERTY MEDIA HLDG CORP          INT COM SER A  53071M104       208,167 10,910,225 SH         Sole        N/A      Shared
LIBERTY MEDIA HLDG CORP          CAP COM SER A  53071M302       252,048  2,163,688 SH         Sole        N/A      Shared
LOWES COS INC                    COM            548661107       106,244  4,696,922 SH         Sole        N/A      Shared
MARTIN MARIETTA MATLS INC        COM            573284106         1,518     11,450 SH         Sole        N/A      Shared
MOHAWK INDS INC                  COM            608190104        56,851    764,130 SH         Sole        N/A      Shared
NEWCASTLE INVT CORP              COM            65105M108        32,502  2,507,868 SH         Sole        N/A      Shared
OMNICARE INC                     COM            681904108       122,437  5,367,675 SH         Sole        N/A      Shared
REDWOOD TR INC                   COM            758075402       203,569  5,945,362 SH         Sole        N/A      Shared
SIX FLAGS INC                    COM            83001P109         9,417  4,639,100 SH         Sole        N/A       Sole
TD AMERITRADE HLDG CORP          COM            87236Y108        11,662    581,350 SH         Sole        N/A      Shared
TELEPHONE & DATA SYS INC         SPL COM        879433860       191,784  3,329,584 SH         Sole        N/A      Shared
TRUEBLUE INC                     COM NEW        89785X101           131      9,025 SH         Sole        N/A       Sole
US BANCORP DEL                   COM NEW        902973304         3,174    100,000 SH         Sole        N/A       Sole
U S G CORP                       COM NEW        903293405       104,034  2,906,800 SH         Sole        N/A      Shared
UNITED PARCEL SERVICE INC        CL B           911312106        32,779    463,500 SH         Sole        N/A       Sole
UNITEDHEALTH GROUP INC           COM            91324P102       207,726  3,569,172 SH         Sole        N/A      Shared
VULCAN MATLS CO                  COM            929160109        23,520    297,385 SH         Sole        N/A      Shared
WAL MART STORES INC              COM            931142103       181,730  3,823,473 SH         Sole        N/A      Shared
WASHINGTON POST CO               CL B           939640108       147,364    186,200 SH         Sole        N/A       Sole
WELLPOINT INC                    COM            94973V107       166,303  1,895,620 SH         Sole        N/A      Shared
WELLS FARGO & CO NEW             COM            949746101        61,539  2,038,400 SH         Sole        N/A      Shared
                                                          -------------------------
                              51                              4,039,253 105,422,296
                                                          -------------------------

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